Empower Lifetime 2065 Fund Expense Example - Empower Lifetime 2065 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	676
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,095
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	$ 1,212